Other operating expenses	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Operating Expense [Abstract]
Other operating expenses
7. Other operating expenses

EUR Millions	1H 2024		1H 2023
	Insurance related	Non-insurance related	Insurance related	Non-insurance related

Policyholder claims and benefits	3,530	-	3,466	-

Onerous contract losses (and reversals)	818	-	636	-

Commissions	711	476	690	636

Handling and clearing fees	-	15	(1)	17

Right of use assets – interest expense	-	3	-	3

Employee expenses	306	581	289	536

Administration expenses	245	376	289	394

Deferred transaction expenses	-	(16)	-	(13)

Amortization of deferred expenses	-	11	-	10

Amortization of other intangibles	-	9	-	3
Total	5,611	1,456	5,369	1,587

Amounts attributed to insurance acquisition cash flows	(488)	-	(474)	-

Amortization of insurance acquisition cash flows	322	-	272	-

Amortization of insurance acquisition cash flows PAA	10	-	10	-
Total commissions and expenses	5,455	1,456	5,177	1,587